Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating Leases

7. Operating Leases

The Company leases its headquarters office space in Minnesota and leases office space in Germany. The lease for the Company’s headquarters office space expires at the end of 2027. This headquarters office space lease is with a stockholder, which is considered a related party. The lease of the office space in Germany is not with a related party and is immaterial.

The components of leases and lease costs were as follows (in thousands):

	Years Ended
	December 31, 2023	December 31, 2022
Operating lease right-of-use assets (related party)	$464	$577

Operating lease liability, current portion (related party)	$158	$125
Operating lease liabilities, net of current portion (related party)	404	565
	$562	$690
	Years Ended December 31,
	2023	2022
Operating lease cost	$127	$124
	$127	$124

Other supplemental information of lease amounts recognized in the consolidated financial statements is summarized as follows:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities	$142	$138
	December 31, 2023	December 31, 2022
Weighted-average remaining lease term – in years	3.9	4.9
Weighted-average discount rate	5.0%	5.0%

Future lease payments associated with these leases were as follows on December 31, 2023 (in thousands):

Amount
2024	$162
2025	154
2026	155
2027	99
570
Less: Imputed interest	(8)
$562